Statutory Net Income and Surplus and Dividend Restrictions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 446	$ (5,195)	$ 4,923
Statutory capital and surplus	5,821	5,730	5,161
Statutory surplus capacity to pay divided without prior approval in 2026	582
Return of Capital	0
Statutory dividend paid to Prudential Insurance	$ 0	$ 0	$ 0
Pruco Life Insurance
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices Dividends And Distributions Surplus Restriction	10.00%